UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20005

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/02

Check here if Amendment []; Amendment Number: ____
This Amendment (Check only one.): 	[] is a restatement.
      [ ] adds new holdings
      entries.
Institutional Investment Manager Filing this Report:

Name: 	Charter Financial Group, Inc.
Address: 	1101 14th Street, NW
		Suite 1010
		Washington, DC  20005

Form 13F File Number: 28-_05197__

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Susan H. Stewart
Title: 	Chairman & President
Phone: 	(202)289-7443

Signature, Place, and Date of Signing:

Susan H. Stewart 		Washington, DC		July 29, 2002
[Signature] 			[City, State] 				[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:



































Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total: 	40

Form 13F Information Table Value Total: 	$98427
      (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE






















FORM 13F INFORMATION TABLE

			VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER
	VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(X$1000)	PRN AMT	PRN
	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
ALCOA INC.	COM	013817101	226	6835	SH		SOLE		0
	0	6835
AOL TIME WARNER	COM	00184A105	2245	152638	SH		SOLE
	37200	0	115438
ALTERA CORPORATION	COM	021441100	2193	161295	SH		SOLE
	40400	0	120895
AMERICAN POWER CONVERSION	COM	029066107	138	10990	SH
	SOLE		0	0	10990
AMGEN INC	COM	031162100	2789	66609	SH		SOLE
	16300	0	50309
BJ'S WHOLESALE CLUB	COM	05548J106	3193	82943	SH		SOLE
	21000	0	61943
BOEING CO.	COM	097023105	346	7700	SH		SOLE		0
	0	7700
CHUBB CORP.	COM	171232101	4039	57059	SH		SOLE
	13800	0	43259
CISCO SYSTEMS, INC.	COM	17275R102	3386	242768	SH		SOLE
	53600	0	189168
CITIGROUP INC.	COM	172967101	232	5992	SH		SOLE		0
	0	5992
COSTCO WHOLESALE CORP.	COM	22160K105	208	5400	SH		SOLE
	0	0	5400
COVANTA ENERGY CORP	COM	22281N103	0.476	28000	SH
	SOLE		0	0	28000
DANAHER CORP.	COM	235851102	4210	63456	SH		SOLE
	15050	0	48406
DOLE FOOD CO.	COM	256605106	1192	41335	SH		SOLE
	0	0	41335
EMC CORP.	COM	268648102	2037	269851	SH		SOLE
	65900	0	203951
EL PASO CORP.	COM	28336L109	2166	105125	SH		SOLE
	25276	0	79849
FANNIE MAE 	COM	313586109	236	3200	SH		SOLE		0
	0	3200
FLEET BOSTON FINANCIAL CORP.	COM	339030108	3784	116996	SH
	SOLE		27900	0	89096
GENERAL DYNAMICS CORP.	COM	369550108	372	3500	SH		SOLE
	0	0	3500
GENERAL ELECTRIC COMPANY	COM	369604103	3374	116150	SH
	SOLE		26300	0	89850
HONEYWELL INC.	COM	438516106	4085	115956	SH		SOLE
	28000	0	87956
INTL BUSINESS MACHINES CORP.	COM	459200101	4261	59185	SH
	SOLE		12900	0	46285
J.P. MORGAN CHASE & CO. INC.	COM	46625H100	4196	123724	SH
	SOLE		29500	0	94224
JOHNSON & JOHNSON	COM	478160104	4227	80895	SH		SOLE
	16000	0	64895
LEHMAN BROTHERS HOLDINGS INC.	COM	524908100	3866	61844	SH
	SOLE		14700	0	47144
LIBERATE TECHNOLOGIES	COM	530129105	28	10802	SH
	SOLE		0	0	10802
LOCKHEED MARTIN CORPORATION	COM	539830109	5434	78190	SH
	SOLE		17200	0	60990
MERCK & CO., INC.	COM	589331107	3424	67623	SH		SOLE
	13800	0	53823
MERRILL LYNCH & CO.	COM	590188108	3229	79729	SH		SOLE
	19600	0	60129
MICRON TECHNOLOGIES INC.	COM	595112103	2179	107773	SH
	SOLE		27100	0	80673
NABORS INDUSTRIES INC.	COM	629568106	4263	120772	SH
	SOLE		29000	0	91772
NOBLE DRILLING CO.	COM	655042109	5033	130394	SH		SOLE
	29100	0	101294
OXFORD HEALTH PLANS	COM	691471106	4795	103209	SH		SOLE
	25300	0	77909
PFIZER INC.	COM	717081103	293	8387	SH		SOLE		0
	0	8387
QUALCOMM INC.	COM	747525103	2673	97254	SH		SOLE
	22500	0	74754
SAFEWAY INC.	COM	786514208	2785	95424	SH		SOLE
	22500	0	72924
STRYKER CORP.	COM	863667101	3805	71111	SH		SOLE
	15600	0	55511
SUN MICROSYSTEMS, INC.	COM	866810104	2110	421329	SH
	SOLE		97500	0	323829
TEXAS INSTRUMENTS INC.	COM	882508104	213	9000	SH		SOLE
	0	0	9000
WALMART STORES INC	COM	931142103	926	16845	SH		SOLE
	16700	0	145
WELLS FARGO CO.	COM	949746101	235	4700	SH		SOLE
	0	0	4700